ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following:

	June 30, 2024	December 31, 2023
Accrued professional fees	$4,390,068	$245,751
Accrued compensation and related expenses	974,996	1,146,435
Due to related party	380,000	178,723
Accrued other	89,298	66,139
Accrued expenses	$5,834,362	$1,637,048

Accrued expenses consisted of the following at December 31, 2023:

December 31,
2023
Accrued professional fees	$245,751
Accrued compensation and related expenses	1,146,435
Due to related party	178,723
Accrued other	66,139
Accrued expenses	$1,637,048